SCHEDULE OF RELATIONSHIP OF RELATED PARTIES (Details)	12 Months Ended
Jun. 30, 2025
Mr NG Hon Kin [Member]
Related Party Transaction [Line Items]
Relationship to the company	Chairman of the Board, CEO, and an ultimate shareholder of the Company
Global Medical Equipment Co Ltd [Member]
Related Party Transaction [Line Items]
Relationship to the company	Company controlled by Mr. Ng
Smart Key International Consultant Co Ltd [Member]
Related Party Transaction [Line Items]
Relationship to the company	Administrative service company controlled by Mr. Ng
Be Health Co Ltd [Member]
Related Party Transaction [Line Items]
Relationship to the company	Associated company controlled by Mr. Ng.
Ms Huang Weisi [Member]
Related Party Transaction [Line Items]
Relationship to the company	Prior director of subsidiaries including GCHL and DCMCL, representing Mr. Ng